Note 7 - Restructuring Costs - Restructuring Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Restructuring costs	$ 525	$ 40	$ 2,017	$ 1,873
Restructuring provision, workforce reduction [member]
Statement Line Items [Line Items]
Restructuring costs			102	734
Restructuring provision, professional fees [member]
Statement Line Items [Line Items]
Restructuring costs	518		1,776	566
Resturcturing provision, terminated projects [member]
Statement Line Items [Line Items]
Restructuring costs	$ 7		$ 139	$ 573